Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Discontinued Operations

Note 11. Discontinued Operations

Periodically, the Company may sell real estate properties it owns. Gains and losses from any such dispositions of properties and all operations from these properties are required to be reclassified as “discontinued operations” in the condensed consolidated statements of operations, as long as there is no significant continuing involvement in the future cash flows from these properties. As a result of this reporting requirement, each time a property is sold or classified as real estate assets held for sale, the operations of such property previously reported as part of “loss from continuing operations” are reclassified into “discontinued operations.” This presentation has no impact on net loss or cash flow. The net gains or losses from the real estate dispositions as well as the current and prior operations have been reclassified to discontinued operations as summarized below (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenues	$1,657	$2,611	$3,504	$5,371
Expenses:
General and administrative	4	78	10	176
Property costs	71	13	141	207
Interest	—	134	194	268
Depreciation and amortization	1,019	1,573	2,198	3,238
Impairments	—	320	2,103	2,122

Total expenses	1,094	2,118	4,646	6,011

Gain (loss) from discontinued operations before other income	563	493	(1,142)	(640)
Other income:
Gain on debt extinguishment	1,028	—	1,028	—
Other	22	—	45	—

Total other income	1,050	—	1,073	—

Income (loss) from discontinued operations	1,613	493	(69)	(640)
Net (loss) gain on dispositions of real estate(a)	(191)	(81)	(11)	1,369

Total discontinued operations	$1,422	$412	$(80)	$729

(a) Number of properties disposed of during period	4	7	10	18

11. Discontinued Operations

Periodically, the Company may sell real estate properties it owns. Gains and losses from any such dispositions of properties and all operations from these properties are required to be reclassified as “discontinued operations” in the consolidated statements of operations, as long as there is no significant continuing involvement in the future cash flows from these properties. As a result of this reporting requirement, each time a property is sold or classified as real estate assets held for sale, the operations of such property previously reported as part of “loss from continuing operations” are reclassified into “discontinued operations.” This presentation has no impact on net loss or cash flow. The net gains or losses from the real estate dispositions as well as the current and prior operations have been reclassified to discontinued operations as summarized below (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues	$10,582	$12,350	$14,614
Expenses:
General and administrative	203	12	94
Property costs	472	1,219	1,685
Interest	644	1,061	1,481
Depreciation and amortization	6,324	7,900	9,447
Impairments	4,634	16,586	24,463

Total expenses	12,277	26,778	37,170

Loss from discontinued operations	(1,695)	(14,428)	(22,556)
Net losses on dispositions of real estate (a)	(3,349)	(2,736)	(391)

Total discontinued operations	$(5,044)	$(17,164)	$(22,947)

Number of properties disposed of during period(a)	41	33	5